Convertible Notes Payable (Details) - Diamir Biosciences Corp [Member] - USD ($)	Aug. 31, 2025	May 31, 2025
Convertible Notes Payable [Line Items]
Debt discount	$ 93,567	$ 96,332
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Effective interest rate	10.00%
Third Party Investor [Member]
Convertible Notes Payable [Line Items]
Debt interest rate	4.00%
Founders [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Effective interest rate	9.50%
Founders [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Additional borrowings	$ 150,000
Debt discount	$ 12,694